21. Borrowings	12 Months Ended
Dec. 31, 2020
Borrowings
Borrowings

21.        Borrowings

Silicon Valley Bank

On November 30, 2016, Affimed entered into a loan agreement with Silicon Valley Bank (the “SVB loan”) for an initial tranche of €5.0 million and a second tranche drawn in May 2017 of €2.5 million.

Finance costs comprised the interest rate of one-month EURIBOR plus an applicable margin of 5.5%, with a floor of 5.5%, related one-time legal and arrangement fees of €236 and a final payment fee equal to 10% of the total principal amount to be paid with the last instalment. Pursuant to the loan agreement, the Group also granted the lender 166,297 and 53,395 warrants with an exercise price of $2.00 and $2.30 per share, respectively. Each warrant can be used to purchase common shares of Affimed at the respective exercise price for a period of ten years from the grant date. The fair value of the warrants of €192 less deferred taxes and transaction costs of €81 and €8, respectively, was recorded as an addition to capital reserves in equity.

The loan was secured by a pledge of 100% of the Group’s ownership interest in Affimed GmbH, all intercompany claims owed to Affimed N.V. by its subsidiaries, and collateral agreements for all bank accounts, inventory, trade receivables and other receivables of Affimed N.V. and Affimed GmbH.

As of December 31, 2020, the loan was fully repaid.

UniCredit Leasing CZ

In April 2019, the Group entered into a loan agreement with UniCredit Leasing CZ for €562. After an initial instalment of €127 in the second quarter of 2019, repayment is effected in monthly instalments of €8. In May 2020, an interest-only-period for 6 months was agreed, extending repayment for 6 months until May 2024. As at December 31, 2020, an amount of €323 (December 31, 2019: €368) was outstanding, of which €92 (December 31, 2019: €91) was classified as current liabilities. As of December 31, 2020 and December 31, 2019, the fair value of the liability did not differ significantly from its carrying amount.

Reconciliation to cash flows from financing

Movements of liabilities reconcile to cash flows arising from financing activities as follows:

	2020	2019
Balance as of January 1	2,383	4,773
Changes from financing cash flows
Proceeds from borrowings	0	562
Repayment of borrowings	(2,128)	(3,277)
	(2,128)	(2,715)
Other Changes
Changes in capitalized borrowing costs, net	68	325
	68	325
Balance as of December 31	323	2,383